COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

California Qui Tam Action

On October 11, 2013, we were served with a summons and complaint related to a qui tam action filed in U.S. District Court in Los Angeles, California in August 2012 and amended in December 2012 that names us as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators for spinal applications. The case is captioned United States of America, et al.ex re. Doris Modglin and Russ Milko, v. DJO Global, Inc., DJO, LLC, DJO Finance LLC, Orthofix, Inc., Biomet, Inc., and EBI, LP., Case No. CV12-7152-MMM (JCGx) (C.D. Cal.). The plaintiffs, or relators, allege that the defendants have violated federal and state false claim acts by seeking reimbursement for bone growth stimulators for uses outside of the FDA approved indications for use for such products. The plaintiffs are seeking treble damages alleged to have been sustained by the United States and the states, penalties and attorney’s fees and costs. The federal government and all of the named states have declined to intervene in this case. We filed a motion to dismiss the second amended complaint, which motion was granted with leave to amend. Relators then filed a third amended complaint and we filed a motion to dismiss the third amended complaint and that motion has been granted without leave to amend as to the federal false claim act allegations. The Court declined jurisdiction over the remaining state claims. Relators have appealed the decision to the US Court of Appeals for the Ninth Circuit.

Empi Investigation

Our subsidiary, Empi, Inc., was served with a federal administrative subpoena dated May 11, 2015, issued by the Office of Inspector General for the U.S. Department of Defense (“OIG”) seeking a variety of documents primarily relating to the supply of home electrotherapy units and supplies by Empi to beneficiaries covered under medical insurance programs sponsored or administered by TRICARE, the Defense Health Agency and the Department of Defense. The subpoena sought discovery of documents for the period January 2010 through May 2015. The Company is cooperating with the U.S. Attorney’s Office in Minnesota (USAO), which is handling the investigation of issues related to the subpoena. We have produced responsive documents to the USAO and are fully cooperating in the investigation. We may need to devote significant time and resources to this inquiry and can give no assurances as to its final outcome, nor can the Company estimate a range of potential loss or whether the outcome will have a material adverse effect on our reputation, business, prospects, financial condition and results of operations.

New Jersey Orthotics Investigation

In July 2013 we were served with a subpoena under the Health Insurance Portability and Accountability Act seeking documents relating to the fitting of custom-fabricated or custom-fitted orthoses in the states of New Jersey, Washington and Texas. The subpoena was issued by the United States Attorney’s Office for the District of New Jersey in connection with an investigation of compliance with professional licensing statutes in those states relating to the practice of orthotics. We have supplied the documents requested under the subpoena. We cannot provide any assurance as to the outcome of the investigation or that any consequences will not have a material adverse effect on our reputation, business, prospects, financial condition and results of operations.

16. COMMITMENTS AND CONTINGENCIES

Operating Leases. We lease building space, manufacturing facilities and equipment under non-cancelable operating lease agreements that expire at various dates. We record rent incentives as deferred rent and amortize as reductions to lease expense over the lease term. The aggregate minimum rental commitments under non-cancelable leases for the next five years and thereafter, as of December 31, 2015, are as follows (in thousands):

Years Ending December 31,
2016	28,687
2017	17,947
2018	8,871
2019	6,577
2020	5,710
Thereafter	4,453

$72,245

Rental expense under operating leases totaled $18.0 million, $17.4 million, and $17.6 million, for the years ended December 31, 2015, 2014, and 2013, respectively. Scheduled increases in rent expense are amortized on a straight line basis over the life of the lease.

Pain Pump Litigation

Over the past 9 years, we were named in numerous product liability lawsuits in the U.S. involving our prior distribution of a disposable drug infusion pump product (pain pump) manufactured by two third-party manufacturers that was distributed through our Bracing and Vascular segment. We currently are a defendant in one U.S. case and a lawsuit in Canada which has been granted class action status for a class of approximately 45 claimants. We discontinued our sale of these products in the second quarter of 2009. These cases have been brought against the manufacturers and certain distributors of these pumps. All of these lawsuits allege that the use of these pumps with certain anesthetics for prolonged periods after certain shoulder surgeries or, less commonly, knee surgeries, has resulted in cartilage damage to the plaintiffs. Except for the payment by the Company of policy deductibles or self-insured retentions, our products liability carriers in three policy periods have paid the defense costs and settlements related to these claims, subject to reservation of rights to deny coverage for customary matters, including punitive damages and off-label promotion. We have engaged in settlement discussions with the Canadian plaintiffs and have reached an agreement in principal to settle these claims with a payment in the first quarter of 2017 in an amount that is covered in part by the remaining limits under the insurance policy for the applicable reporting period, with the balance to be paid by the Company, which amount is not material to the Company’s financial position or the results of its operations.

BGS Qui Tam Action

We are a defendant in a qui tam action filed in Federal Court in Boston, Massachusetts, captioned United States, ex rel. Bierman v. Orthofix International, N.V. et al., in which the relator, or whistleblower, names us and each other company engaged in the external bone growth stimulator industry as defendants. The case was filed under seal in March 2005 and unsealed in March 2009, during which time the government investigated the claims made by relator and decided not to intervene in the case. The government continued its investigation of DJO for several years following the unsealing of the case but did not ultimately bring any criminal or civil charges against us relating to the investigation. The relator alleges that from 1993 to the present, the defendants have engaged in Medicare fraud and violated federal and state false claims acts by seeking reimbursement for bone growth stimulation devices as purchased items rather than rental items. The relator also alleges that the defendants are engaged in other marketing practices constituting violations of the federal and various state false claim and anti-kickback statutes. Orthofix International, N.V. has settled with the relator and we understand that the other three defendants have reached settlements. The case continues against us. While we believe the case against us has no merit, we can make no assurances as to the final outcome of the case.

California Qui Tam Action

On October 11, 2013, we were served with a summons and complaint related to a qui tam action filed in U.S. District Court in Los Angeles, California in August 2012 and amended in December 2012 that names us as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators for spinal applications. The case is captioned United States of America, et al.ex re. Doris Modglin and Russ Milko, v. DJO Global, Inc., DJO, LLC, DJO Finance LLC, Orthofix, Inc., Biomet, Inc., and EBI, LP., Case No. CV12-7152-MMM (JCGx) (C.D. Cal.). The plaintiffs, or relators, allege that the defendants have violated federal and state false claim acts by seeking reimbursement for bone growth stimulators for uses outside of the FDA approved indications for use for such products. The plaintiffs are seeking treble damages alleged to have been sustained by the U.S. and the states, penalties and attorney’s fees and costs. The federal government and all of the named states have declined to intervene in this case. We filed a motion to dismiss the second amended complaint, which motion was granted with leave to amend. Relators then filed a third amended complaint and we filed a motion to dismiss the third amended complaint and that motion has been granted without leave to amend as to the federal false claim act allegations. The Court declined jurisdiction over the remaining state claims. Relators have appealed the decision to the US Court of Appeals for the 9th Circuit.

Empi Investigation

Our subsidiary, Empi, Inc., was served with a subpoena dated May 11, 2015, issued by the Office of Inspector General (OIG) for the U.S. Department of Defense seeking a variety of documents primarily relating to the supply of home electrotherapy units and supplies by Empi to beneficiaries covered under medical insurance programs sponsored or administered by TRICARE, the Defense Health Agency and the Department of Defense. The relevant time period for these documents is from January 1, 2010 to the date of the subpoena. We are in the process of collecting and producing responsive documents to the OIG. We have also commenced discussions with the OIG regarding possible settlement of this investigation, but the potential range of loss is yet to be determined. We are in the process of collecting and producing responsive documents to the OIG. We have also commenced discussions with the OIG regarding possible settlement of this investigation, but the potential range of loss is yet to be determined. We cannot provide any assurance as to the outcome of the investigation by the OIG or that any consequences will not have a material adverse effect on our reputation, business, prospects, financial condition and results of operations.

New Jersey Orthotics Investigation

In July 2013 we were served with a subpoena under HIPAA seeking documents relating to the fitting of custom-fabricated or custom-fitted orthoses in the States of New Jersey, Washington and Texas. The subpoena was issued by the United States Attorney’s Office for the District of New Jersey in connection with an investigation of compliance with professional licensing statutes in those states relating to the practice of orthotics. We have supplied the documents requested under the subpoena. We cannot provide any assurance as to the outcome of the investigation or that any consequences will not have a material adverse effect on our reputation, business, prospects, financial condition and results of operations.